Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note
10
—Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. For the three months ended March 31, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $9,532,500 million presented as change in fair value of warrant liabilities in the accompanying statement of operations.
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$1,725,043,935	$—	$—

Liabilities:
Public warrant liabilities	$—	$—	$56,580,000

Private warrant liabilities	$—	$—	$31,762,500

(1)
Excludes $629 of cash balance held within the Trust Account.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At issuance	As of March 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.45	$9.79
Volatility	21.3%	22.5%
Term	6.00	5.50
Risk-free rate	0.95%	1.06%
Dividend yield	—%	—%

The change in the fair value of the warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2020	$—
Issuance of Public and Private Warrants on February 26, 2021	97,875,000
Change in fair value of warrant liabilities	(9,532,000)

Level 3 warrant liabilities as of March 31, 2021	$88,342,500

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants will be transferred from a Level 3 measurement to a Level 1 fair value measurement in April 2021, when the Public Warrants were separately listed and traded.